Organization and Nature of Planned Business:	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
GENERAL ORGANIZATION AND BUSINESS [Abstract]
Nature of Operations [Text Block]
Note 1 – Organization and Nature of Planned Business:

Neurotrope BioScience was incorporated in Delaware on October 31, 2012. Neurotrope BioScience was formed to advance new therapeutic and diagnostic technologies in the field of neurodegenerative disease, primarily Alzheimer’s disease (“AD”). Neurotrope BioScience is collaborating with Cognitive Research Enterprises, Inc. (formerly known as the Blanchette Rockefeller Neurosciences Institute, or BRNI) (“CRE”), a related party, in this process. The exclusive rights to certain technology were licensed by CRE to the Company on February 28, 2013 (see Note 6 below).

On August 23, 2013, a wholly-owned subsidiary of Neurotrope, Inc. (formerly “BlueFlash Communications, Inc.”), Neurotrope Acquisition, Inc., a corporation formed in the State of Nevada on August 15, 2013, merged with and into Neurotrope BioScience (the “Reverse Merger”). Neurotrope BioScience was the surviving corporation in the Reverse Merger and became the Company’s wholly-owned subsidiary. All of the outstanding Neurotrope BioScience common stock was converted into shares of Neurotrope, Inc. common stock, par value $0.0001 per shares (the “Common Stock”) on a one-for-one basis.

The transaction was accounted for as a reverse merger and recapitalization with Neurotrope BioScience as the acquirer for financial reporting purposes and Neurotrope, Inc. as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements are those of Neurotrope BioScience and are recorded at the historical cost basis of Neurotrope BioScience, and the consolidated financial statements after completion of the Reverse Merger include the assets and liabilities of Neurotrope BioScience and Neurotrope, Inc., and the historical operations of Neurotrope, Inc. and Neurotrope BioScience from the closing date.

As a result of the Reverse Merger, Neurotrope, Inc. discontinued its pre-Reverse Merger business and acquired the business of Neurotrope BioScience, which it is continuing to operate through Neurotrope BioScience. The common stock of Neurotrope, Inc. is traded under the ticker symbol “NTRP.”

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) have been condensed or omitted. However, we believe that the disclosures included in these financial statements are adequate to make the information presented not misleading. The unaudited condensed consolidated financial statements included in this document have been prepared on the same basis as the annual consolidated financial statements, and in our opinion reflect all adjustments, which include normal recurring adjustments necessary for a fair presentation in accordance with GAAP and SEC regulations for interim financial statements. The results for the nine months ended September 30, 2016 are not necessarily indicative of the results that we will have for any subsequent period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes to those statements for the year ended December 31, 2015 included in our Annual Report on Form 10-K.

Note 1 – Organization and Nature of Planned Business:

Neurotrope BioScience was incorporated in Delaware on October 31, 2012. Neurotrope BioScience was formed to advance new therapeutic and diagnostic technologies in the field of neurodegenerative disease, primarily Alzheimer’s disease (“AD”). Neurotrope BioScience is collaborating with the Blanchette Rockefeller Neurosciences Institute (“BRNI”), a related party, in this process. The exclusive rights to certain technology were licensed by BRNI to the Company on February 28, 2013 (see Note 6 below).

On August 23, 2013, a wholly-owned subsidiary of Neurotrope, Inc. (formerly “BlueFlash Communications, Inc.”), Neurotrope Acquisition, Inc., a corporation formed in the State of Nevada on August 15, 2013, merged (the “Reverse Merger”) with and into Neurotrope BioScience. Neurotrope BioScience was the surviving corporation in the Reverse Merger and became the Company’s wholly-owned subsidiary. All of the outstanding Neurotrope BioScience common stock was converted into shares of Neurotrope, Inc. common stock on a one-for-one basis.

The transaction was accounted for as a reverse merger and recapitalization with Neurotrope BioScience as the acquirer for financial reporting purposes and Neurotrope, Inc. as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements are those of Neurotrope BioScience and are recorded at the historical cost basis of Neurotrope BioScience, and the consolidated financial statements after completion of the Reverse Merger include the assets and liabilities of Neurotrope BioScience and Neurotrope, Inc., and the historical operations of Neurotrope, Inc. and Neurotrope BioScience from the closing date.

As a result of the Reverse Merger, Neurotrope, Inc. discontinued its pre-Reverse Merger business and acquired the business of Neurotrope BioScience, which it is continuing to operate through Neurotrope BioScience. The common stock of Neurotrope, Inc. is traded under the ticker symbol “NTRP.”